Average Annual Total Returns - First Trust Indxx Global Natural Resources Income ETF	First Trust Indxx Global Natural Resources Income ETF 1 Year	First Trust Indxx Global Natural Resources Income ETF 5 Years	First Trust Indxx Global Natural Resources Income ETF 10 Years	First Trust Indxx Global Natural Resources Income ETF Since Inception	First Trust Indxx Global Natural Resources Income ETF Inception Date	First Trust Indxx Global Natural Resources Income ETF After tax on distributions 1 Year	First Trust Indxx Global Natural Resources Income ETF After tax on distributions 5 Years	First Trust Indxx Global Natural Resources Income ETF After tax on distributions 10 Years	First Trust Indxx Global Natural Resources Income ETF After tax on distributions Since Inception	First Trust Indxx Global Natural Resources Income ETF After tax on distributions and sale of fund shares 1 Year	First Trust Indxx Global Natural Resources Income ETF After tax on distributions and sale of fund shares 5 Years	First Trust Indxx Global Natural Resources Income ETF After tax on distributions and sale of fund shares 10 Years	First Trust Indxx Global Natural Resources Income ETF After tax on distributions and sale of fund shares Since Inception	Indxx Global Natural Resources Income Index (reflects no deduction for fees, expenses or taxes) 1 Year		Indxx Global Natural Resources Income Index (reflects no deduction for fees, expenses or taxes) 5 Years		Indxx Global Natural Resources Income Index (reflects no deduction for fees, expenses or taxes) 10 Years	Indxx Global Natural Resources Income Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI Materials Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI Materials Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI Materials Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI Materials Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(1.15%)	8.45%	(9.19%)	(5.29%)	Mar. 11, 2010	(2.93%)	6.52%	(10.44%)	(6.52%)	(0.89%)	5.70%	(6.50%)	(4.10%)	(0.21%)	[1]	9.63%	[1]	[1]	[1]	20.91%	14.34%	2.75%	4.40%	16.25%	12.26%	9.13%	9.48%

[1]	On December 18, 2015, the Fund's underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all of the periods disclosed.